Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Schedule of Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2025	2026
Receivables, which are included in ‘Trade and other receivables’	129,201	148,193
Contract assets	507	83

Contract liabilities and related payables	120,273	113,150
-Payable for deferred bookings	31,739	30,677
-Contract liabilities	88,534	82,473

Non-current	175	147
Current	120,098	113,003
Total contract liabilities and related payables	120,273	113,150